Quarterly Report
September 30, 2021
MFS®  Global
Governments Portfolio
MFS® Variable Insurance Trust II
WGS-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 94.9%
Foreign Bonds – 65.9%
Australia – 2.9%
Commonwealth of Australia, 5.5%, 4/21/2023	AUD	750,000	$588,011
Commonwealth of Australia, 1%, 12/21/2030		2,350,000	1,636,962
Commonwealth of Australia, 3.25%, 6/21/2039		700,000	593,013
Commonwealth of Australia, 1.75%, 6/21/2051		375,000	235,012
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		689,068	595,444
			$3,648,442
Belgium – 1.4%
Kingdom of Belgium, 0.4%, 6/22/2040 (n)	EUR	1,075,000	$1,194,543
Kingdom of Belgium, 1.6%, 6/22/2047		155,000	211,023
Kingdom of Belgium, 2.15%, 6/22/2066		200,000	323,038
			$1,728,604
Brazil – 0.8%
Federative Republic of Brazil, 10%, 1/01/2023	BRL	5,389,000	$997,919
Canada – 3.0%
Government of Canada, 0.25%, 8/01/2022	CAD	2,850,000	$2,249,308
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031		1,292,467	1,479,705
			$3,729,013
China – 3.6%
People's Republic of China, 3.03%, 3/11/2026	CNY	6,000,000	$940,871
People's Republic of China, 2.68%, 5/21/2030		23,500,000	3,549,356
			$4,490,227
Cote d'Ivoire – 0.1%
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	100,000	$123,546
Cyprus – 0.9%
Republic of Cyprus, 0%, 2/09/2026	EUR	1,000,000	$1,163,442
France – 1.7%
Republic of France, 0.75%, 5/25/2028	EUR	1,500,000	$1,850,898
Republic of France, 4%, 4/25/2055 (n)		115,000	250,536
			$2,101,434
Germany – 3.1%
Federal Republic of Germany, Inflation Linked Bond, 0.5%, 4/15/2030	EUR	2,539,692	$3,632,275
Landwirtschaftliche Rentenbank (Federal Republic of Germany), 0.5%, 5/27/2025		$300,000	297,341
			$3,929,616
Greece – 6.1%
Hellenic Republic (Republic of Greece), 4.375%, 8/01/2022	EUR	1,500,000	$1,804,090
Hellenic Republic (Republic of Greece), 3.875%, 3/12/2029		2,750,000	3,951,910
Hellenic Republic (Republic of Greece), 0.75%, 6/18/2031 (n)		1,660,000	1,904,392
			$7,660,392
Italy – 15.1%
Republic of Italy, 2.15%, 12/15/2021	EUR	1,600,000	$1,863,257
Republic of Italy, 0.95%, 3/15/2023		1,500,000	1,772,407
Republic of Italy, 0.35%, 2/01/2025		3,200,000	3,767,821
Republic of Italy, 2%, 2/01/2028		4,545,000	5,802,279
Republic of Italy, 3.5%, 3/01/2030		2,085,000	2,979,027
Republic of Italy, 2.45%, 9/01/2033		500,000	668,597
Republic of Italy, 5%, 9/01/2040		328,000	599,984

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Italy – continued
Republic of Italy, 3.25%, 9/01/2046	EUR	110,000	$167,453
Republic of Italy, 1.7%, 9/01/2051		685,000	774,027
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035		300,464	484,536
			$18,879,388
Japan – 13.0%
Government of Japan, 0.8%, 6/20/2023	JPY	60,000,000	$547,502
Government of Japan, 2.9%, 11/20/2030		235,000,000	2,661,616
Government of Japan, 1.7%, 12/20/2031		497,000,000	5,192,745
Government of Japan, 0.4%, 9/20/2040		535,000,000	4,785,461
Government of Japan, 0.6%, 9/20/2050		150,000,000	1,325,989
Government of Japan, 0.4%, 3/20/2056		90,000,000	730,650
Japan Bank for International Cooperation, 0.625%, 7/15/2025		$300,000	296,655
Japan Finance Organization for Municipalities, 0.625%, 9/02/2025 (n)		250,000	246,224
Japan International Cooperation Agency, 1%, 7/22/2030		250,000	235,208
Tokyo Metropolitan Government , 0.75%, 7/16/2025 (n)		250,000	247,154
			$16,269,204
New Zealand – 0.5%
Government of New Zealand, 5.5%, 4/15/2023	NZD	800,000	$589,846
Norway – 1.0%
City of Oslo, 1.6%, 5/05/2022	NOK	6,000,000	$689,567
Kingdom of Norway, 2%, 5/24/2023 (n)		5,000,000	582,778
			$1,272,345
Portugal – 0.5%
Republic of Portugal, 4.95%, 10/25/2023	EUR	500,000	$646,904
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia, 2.25%, 2/02/2033 (n)		$200,000	$194,452
Serbia – 0.1%
Republic of Serbia, 2.125%, 12/01/2030 (n)		$200,000	$187,056
South Africa – 0.4%
Republic of South Africa, 8.25%, 3/31/2032	ZAR	9,000,000	$534,358
Spain – 5.1%
Kingdom of Spain, 0.4%, 4/30/2022	EUR	500,000	$582,517
Kingdom of Spain, 0.35%, 7/30/2023		1,600,000	1,884,381
Kingdom of Spain, 3.8%, 4/30/2024		1,000,000	1,287,263
Kingdom of Spain, 0.1%, 4/30/2031 (n)		1,300,000	1,465,197
Kingdom of Spain, 4.7%, 7/30/2041		215,000	414,736
Kingdom of Spain, 5.15%, 10/31/2044		370,000	781,404
			$6,415,498
Supranational – 0.4%
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$300,000	$303,525
Inter-American Development Bank, 0.625%, 7/15/2025		250,000	248,545
			$552,070
Sweden – 2.5%
Kingdom of Sweden, 0.75%, 11/12/2029	SEK	21,345,000	$2,526,490
Kommuninvest I Sverige AB, 0.375%, 2/16/2024 (n)		$300,000	299,303
Swedish Export Credit Corp., 0.625%, 5/14/2025		300,000	297,982
			$3,123,775

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
United Kingdom – 3.2%
United Kingdom Treasury, 4.75%, 12/07/2030	GBP	635,000	$1,141,351
United Kingdom Treasury, 1.75%, 9/07/2037		455,000	652,296
United Kingdom Treasury, 3.25%, 1/22/2044		270,000	493,019
United Kingdom Treasury, 4.25%, 12/07/2046		125,000	270,143
United Kingdom Treasury, 3.75%, 7/22/2052		214,000	459,893
United Kingdom Treasury, 4%, 1/22/2060		195,000	476,497
United Kingdom Treasury, 3.5%, 7/22/2068		230,000	555,937
			$4,049,136
Uruguay – 0.3%
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	15,991,000	$378,746
Total Foreign Bonds			$82,665,413
U.S. Bonds – 29.0%
Asset-Backed & Securitized – 0.8%
Arbor Multifamily Mortgage Securities, 2021-MF3, “XA”, 0.849%, 10/15/2054 (i)(n)		$3,167,612	$177,412
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.005%, 1/15/2053		315,000	334,821
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072		233,275	251,439
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062		170,384	181,975
			$945,647
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029		$158,000	$166,774
Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021		$26,000	$26,000
Howard University, Washington D.C., 2.738%, 10/01/2022		28,000	28,489
Howard University, Washington D.C., 2.801%, 10/01/2023		30,000	31,011
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024		33,000	33,762
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		42,000	42,843
			$162,105
Mortgage-Backed – 0.0%
Freddie Mac, 1.262%, 9/25/2030 (i)		$329,805	$31,755
Municipals – 1.2%
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022		$80,000	$80,598
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023		60,000	60,989
Chicago, IL, Board of Education, “E”, BAM, 6.138%, 12/01/2039		250,000	335,476
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043		240,000	259,233
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026		20,000	20,774
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.682%, 7/01/2027		100,000	103,724
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		285,000	310,438
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023		210,000	212,701
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.497%, 6/01/2024		80,000	80,767
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.647%, 6/01/2025		65,000	65,444
			$1,530,144
U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 4.57%, 6/01/2025		$1,983	$2,066
Small Business Administration, 5.09%, 10/01/2025		1,910	2,006
Small Business Administration, 5.21%, 1/01/2026		21,649	23,000
Small Business Administration, 2.22%, 3/01/2033		289,402	297,552
			$324,624

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Treasury Obligations – 26.5%
U.S. Treasury Bonds, 4.5%, 8/15/2039	$2,931,400	$4,117,128
U.S. Treasury Bonds, 2.75%, 11/15/2042	2,061,000	2,317,578
U.S. Treasury Bonds, 3.625%, 2/15/2044	1,640,000	2,111,052
U.S. Treasury Bonds, 3%, 2/15/2048	1,340,000	1,593,344
U.S. Treasury Bonds, 3%, 2/15/2049 (f)	2,820,000	3,371,002
U.S. Treasury Notes, 1.625%, 4/30/2023	5,350,000	5,469,748
U.S. Treasury Notes, 0.125%, 1/15/2024	6,200,000	6,166,820
U.S. Treasury Notes, 2.125%, 5/15/2025	5,770,700	6,064,645
U.S. Treasury Notes, 2.875%, 8/15/2028	1,760,000	1,944,181
		$33,155,498
Total U.S. Bonds		$36,316,547
Total Bonds		$118,981,960
Investment Companies (h) – 4.7%
Money Market Funds – 4.7%
MFS Institutional Money Market Portfolio, 0.04% (v)	5,838,209	$5,838,209

Other Assets, Less Liabilities – 0.4%		522,618
Net Assets – 100.0%		$125,342,787
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,838,209 and $118,981,960, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,749,047, representing 5.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar

Portfolio of Investments (unaudited) – continued
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 9/30/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	437,000	USD	344,332	BNP Paribas S.A.	10/08/2021	$681
CNH	908,000	USD	139,370	Goldman Sachs International	10/08/2021	1,438
CNH	2,045,000	USD	313,947	JPMorgan Chase Bank N.A.	10/08/2021	3,183
NOK	1,014,000	USD	114,699	Brown Brothers Harriman	10/08/2021	1,293
NOK	5,749,000	USD	657,179	Deutsche Bank AG	10/08/2021	451
NOK	10,280,161	USD	1,173,708	JPMorgan Chase Bank N.A.	10/08/2021	2,243
USD	423,143	AUD	570,000	BNP Paribas S.A.	10/08/2021	11,056
USD	632,276	AUD	862,000	Deutsche Bank AG	10/08/2021	9,086
USD	649,533	AUD	877,000	JPMorgan Chase Bank N.A.	10/08/2021	15,498
USD	664,351	AUD	904,000	Merrill Lynch International	10/08/2021	10,796
USD	181,130	AUD	247,584	Morgan Stanley Capital Services, Inc.	10/08/2021	2,137
USD	451,764	AUD	615,180	Morgan Stanley Capital Services, Inc.	10/22/2021	6,988
USD	1,555,844	AUD	2,105,412	State Street Bank Corp.	10/08/2021	33,717
USD	1,919,831	BRL	10,298,967	Goldman Sachs International	10/04/2021	28,637
USD	1,017,132	BRL	5,567,983	Goldman Sachs International	12/02/2021	4,439
USD	306,709	BRL	1,623,000	JPMorgan Chase Bank N.A.	10/04/2021	8,678
USD	23,556	CAD	29,438	Deutsche Bank AG	10/08/2021	314
USD	191,479	CAD	240,000	Merrill Lynch International	10/08/2021	1,998
USD	638,190	CAD	804,000	Morgan Stanley Capital Services, Inc.	10/08/2021	3,430
USD	627	CLP	494,000	Citibank N.A.	11/22/2021	21
USD	35,703	EUR	30,000	Barclays Bank PLC	10/08/2021	950
USD	794,779	EUR	676,811	Barclays Bank PLC	11/12/2021	10,220
USD	1,210,948	EUR	1,029,000	Citibank N.A.	10/08/2021	18,919
USD	418,649	EUR	355,063	Deutsche Bank AG	10/08/2021	7,332
USD	1,593,770	EUR	1,350,189	HSBC Bank	10/08/2021	29,666
USD	165,530	EUR	140,000	JPMorgan Chase Bank N.A.	10/08/2021	3,350
USD	15,416,905	EUR	13,045,617	Merrill Lynch International	10/08/2021	304,421
USD	1,976,266	EUR	1,676,111	Morgan Stanley Capital Services, Inc.	10/08/2021	34,602
USD	152,695	EUR	130,000	State Street Bank Corp.	10/08/2021	2,098
USD	37,220	GBP	27,000	Brown Brothers Harriman	10/08/2021	841
USD	1,059,377	GBP	765,242	Deutsche Bank AG	10/08/2021	28,287
USD	268,042	GBP	194,000	HSBC Bank	10/08/2021	6,645
USD	1,516,843	GBP	1,096,600	Morgan Stanley Capital Services, Inc.	10/08/2021	39,280
USD	356,867	GBP	260,909	State Street Bank Corp.	10/08/2021	5,317
USD	603,079	HUF	185,681,000	Brown Brothers Harriman	10/08/2021	4,704
USD	640,045	JPY	70,561,000	Goldman Sachs International	10/08/2021	6,029
USD	178,546	JPY	19,640,000	JPMorgan Chase Bank N.A.	10/08/2021	2,074
USD	740,501	JPY	81,000,000	Merrill Lynch International	10/08/2021	12,688
USD	315,390	MXN	6,377,000	BNP Paribas S.A.	10/08/2021	6,659
USD	618,590	MXN	12,535,000	State Street Bank Corp.	10/08/2021	11,730
USD	710,166	NOK	6,195,000	Brown Brothers Harriman	10/08/2021	1,518
USD	10,310	NZD	14,703	Citibank N.A.	10/08/2021	160
USD	1,323,674	NZD	1,874,000	Deutsche Bank AG	10/08/2021	29,983
USD	635,279	NZD	902,000	Morgan Stanley Capital Services, Inc.	10/08/2021	12,595
USD	640,001	NZD	911,000	State Street Bank Corp.	10/08/2021	11,104
USD	603,027	PLN	2,383,000	Barclays Bank PLC	10/08/2021	3,873
USD	635,934	SEK	5,536,000	Barclays Bank PLC	10/08/2021	3,548
USD	947,490	SEK	8,191,604	Deutsche Bank AG	10/08/2021	11,751
USD	3,845,977	SEK	33,254,346	JPMorgan Chase Bank N.A.	10/08/2021	47,282

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	702,887	SEK	6,100,000	Merrill Lynch International	10/08/2021	$6,074
USD	638,036	SEK	5,558,000	Morgan Stanley Capital Services, Inc.	10/08/2021	3,137
USD	51,398	THB	1,691,000	JPMorgan Chase Bank N.A.	10/04/2021	1,420
USD	643,014	TWD	17,843,000	Citibank N.A.	11/22/2021	2,590
USD	253,576	ZAR	3,648,164	Goldman Sachs International	10/08/2021	11,437
USD	317,137	ZAR	4,711,849	State Street Bank Corp.	10/08/2021	4,399
						$832,767
Liability Derivatives
AUD	863,000	USD	636,242	Goldman Sachs International	10/08/2021	$(12,329)
AUD	868,000	USD	638,532	JPMorgan Chase Bank N.A.	10/08/2021	(11,004)
AUD	935,000	USD	692,654	Morgan Stanley Capital Services, Inc.	10/08/2021	(16,687)
AUD	574,814	USD	423,074	UBS AG	10/08/2021	(7,507)
BRL	10,298,966	USD	1,901,642	Goldman Sachs International	10/04/2021	(10,450)
BRL	1,623,000	USD	298,378	JPMorgan Chase Bank N.A.	10/04/2021	(348)
CAD	1,195,000	USD	948,568	Barclays Bank PLC	10/08/2021	(5,112)
CAD	1,000,065	USD	792,765	Deutsche Bank AG	10/08/2021	(3,211)
CNY	2,076,000	USD	321,462	JPMorgan Chase Bank N.A.	10/08/2021	(226)
CZK	13,549,000	USD	622,257	Goldman Sachs International	10/08/2021	(2,997)
DKK	2,939,237	USD	468,837	Morgan Stanley Capital Services, Inc.	10/08/2021	(10,982)
EUR	193,295	USD	226,506	BNP Paribas S.A.	10/08/2021	(2,586)
EUR	2,308,458	USD	2,743,346	Deutsche Bank AG	10/08/2021	(69,148)
EUR	1,624,000	USD	1,916,472	HSBC Bank	10/08/2021	(35,175)
EUR	504,016	USD	595,668	Merrill Lynch International	10/08/2021	(11,799)
EUR	298,967	USD	355,720	Morgan Stanley Capital Services, Inc.	10/08/2021	(9,387)
EUR	541,000	USD	640,627	State Street Bank Corp.	10/08/2021	(13,914)
GBP	3,577,663	USD	4,963,494	Merrill Lynch International	10/08/2021	(142,938)
GBP	1,813,520	USD	2,503,739	Morgan Stanley Capital Services, Inc.	10/08/2021	(60,197)
GBP	365,492	USD	509,208	State Street Bank Corp.	10/08/2021	(16,743)
HUF	186,646,000	USD	613,503	BNP Paribas S.A.	10/08/2021	(12,019)
JPY	161,337,000	USD	1,471,724	Goldman Sachs International	10/08/2021	(22,054)
JPY	215,565,869	USD	1,972,225	JPMorgan Chase Bank N.A.	10/08/2021	(35,289)
JPY	70,396,000	USD	641,492	Merrill Lynch International	10/08/2021	(8,959)
JPY	639,149,504	USD	5,793,016	Morgan Stanley Capital Services, Inc.	10/08/2021	(50,030)
MXN	12,645,134	USD	624,756	Citibank N.A.	10/08/2021	(12,563)
MXN	6,360,000	USD	318,385	State Street Bank Corp.	10/08/2021	(10,477)
NOK	5,623,000	USD	644,585	HSBC Bank	10/08/2021	(1,368)
NZD	964,000	USD	674,865	Brown Brothers Harriman	10/08/2021	(9,381)
NZD	1,856,000	USD	1,300,242	Deutsche Bank AG	10/08/2021	(18,977)
PLN	2,398,000	USD	625,301	HSBC Bank	10/08/2021	(22,376)
SEK	5,516,000	USD	645,556	BNP Paribas S.A.	10/08/2021	(15,454)
SEK	5,493,000	USD	639,451	Brown Brothers Harriman	10/08/2021	(11,977)
SEK	10,990,000	USD	1,272,936	Citibank N.A.	10/08/2021	(17,531)
SEK	5,805,000	USD	674,303	State Street Bank Corp.	10/08/2021	(11,189)
THB	1,854,000	USD	57,187	JPMorgan Chase Bank N.A.	10/04/2021	(2,392)
TWD	17,814,000	USD	643,814	Citibank N.A.	11/22/2021	(4,430)
USD	632,877	AUD	882,000	Citibank N.A.	10/08/2021	(4,773)
USD	315,399	CAD	402,000	Goldman Sachs International	10/08/2021	(1,982)
USD	633,904	CAD	808,000	HSBC Bank	10/08/2021	(4,014)
USD	635,662	CAD	812,000	JPMorgan Chase Bank N.A.	10/08/2021	(5,414)
USD	1,521,426	CAD	1,929,123	Morgan Stanley Capital Services, Inc.	10/08/2021	(1,622)
USD	447,550	CNH	2,927,000	Brown Brothers Harriman	10/08/2021	(6,356)
USD	577,151	CNY	3,758,000	Barclays Bank PLC	12/09/2021	(1,758)
USD	944,410	CNY	6,167,000	Citibank N.A.	12/09/2021	(5,597)
USD	318,630	CNY	2,076,000	JPMorgan Chase Bank N.A.	10/08/2021	(2,606)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	1,717,940	CNY	11,181,000	JPMorgan Chase Bank N.A.	12/09/2021	$(4,457)
USD	622,700	GBP	464,000	Citibank N.A.	10/08/2021	(2,495)
USD	36,227	GBP	27,000	JPMorgan Chase Bank N.A.	10/08/2021	(153)
USD	1,242,380	NOK	10,882,000	Deutsche Bank AG	10/08/2021	(2,415)
USD	630,931	NOK	5,684,000	Morgan Stanley Capital Services, Inc.	10/08/2021	(19,263)
						$(772,111)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	33	$3,729,630	December - 2021	$87,106
Euro-Bund 10 yr	Short	EUR	25	4,917,775	December - 2021	59,515
						$146,621
At September 30, 2021, the fund had cash collateral of $167,355 and other liquid securities with an aggregate value of $70,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$33,480,122	$—	$33,480,122
Non - U.S. Sovereign Debt	—	81,429,389	—	81,429,389
Municipal Bonds	—	1,530,144	—	1,530,144
U.S. Corporate Bonds	—	328,879	—	328,879
Residential Mortgage-Backed Securities	—	31,755	—	31,755
Commercial Mortgage-Backed Securities	—	945,647	—	945,647
Foreign Bonds	—	1,236,024	—	1,236,024
Mutual Funds	5,838,209	—	—	5,838,209
Total	$5,838,209	$118,981,960	$—	$124,820,169
Other Financial Instruments
Futures Contracts – Assets	$146,621	$—	$—	$146,621
Forward Foreign Currency Exchange Contracts – Assets	—	832,767	—	832,767
Forward Foreign Currency Exchange Contracts – Liabilities	—	(772,111)	—	(772,111)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,150,119	$57,740,856	$54,052,766	$—	$—	$5,838,209
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,743	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2021, are as follows:
United States	40.6%
Italy	15.1%
Japan	13.0%
Greece	6.2%
Spain	5.2%
China	3.6%
United Kingdom	3.2%
Australia	2.9%
Sweden	2.5%
Other Countries	7.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.